Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoeqtsrs-20200327_SupplementTextBlock

PIMCO Equity Series

Supplement Dated March 27, 2020 to the Prospectus
dated October 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund

Effective May 29, 2020, the second paragraph of the "Principal Investment Strategies" section of the Fund Summary for the PIMCO Dividend and Income Fund in the Prospectus is deleted and replaced with the following:

The Sub-Adviser uses the RAE® Income methodology for portfolio construction with respect to the Equity Sleeve. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., yield, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. This approach creates a portfolio that seeks to provide an attractive current yield and long-term capital appreciation. Actual stock positions in the RAE Income Global Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

Effective May 29, 2020, the second paragraph of the "Principal Investment Strategies" section of the Fund Summary for the PIMCO RAE Emerging Markets Fund in the Prospectus is deleted and replaced with the following:

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Emerging Markets Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

Effective May 29, 2020, the second paragraph of the "Principal Investment Strategies" section of the Fund Summary for each of the PIMCO RAE Global Fund and the PIMCO RAE Global ex-US Fund in the Prospectus is deleted and replaced with the following:

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in each RAE Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

Effective May 29, 2020, the second paragraph of the "Principal Investment Strategies" section of the Fund Summary for the PIMCO RAE International Fund in the Prospectus is deleted and replaced with the following:

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE International Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

Effective May 29, 2020, the second paragraph of the "Principal Investment Strategies" section of the Fund Summary for the PIMCO RAE US Fund in the Prospectus is deleted and replaced with the following:

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to the large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies. Actual stock positions in the RAE US Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

Effective May 29, 2020, the second paragraph of the "Principal Investment Strategies" section of the Fund Summary for the PIMCO RAE US Small Fund in the Prospectus is deleted and replaced with the following:

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to small-sized U.S. companies determined by percentage of cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies and the remaining companies are eligible as small-sized companies. Actual stock positions in the RAE US Small Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO Dividend and Income Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® Income methodology for portfolio construction with respect to the Equity Sleeve. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., yield, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. This approach creates a portfolio that seeks to provide an attractive current yield and long-term capital appreciation. Actual stock positions in the RAE Income Global Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO RAE Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Emerging Markets Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO RAE Global Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in each RAE Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO RAE Global ex-US Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in each RAE Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO RAE International Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE International Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO RAE US Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to the large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies. Actual stock positions in the RAE US Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.

(PIMCO Equity Series - Supplement) | (PIMCO RAE US Small Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to small-sized U.S. companies determined by percentage of cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies and the remaining companies are eligible as small-sized companies. Actual stock positions in the RAE US Small Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.